Other financial assets and liabilities	6 Months Ended
Jun. 30, 2020
Other financial assets and liabilities
Other financial assets and liabilities

11.  Other financial assets and liabilities

	Current		Non-Current
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Other financial assets
Assets held for sale (note 12)	152	152	—	—
Restricted cash	—	—	152	151
Loans	3	—	65	87
Derivative financial instruments (note 19)	97	288	63	184
Investments in equity securities	—	—	428	726
Related parties - Loans (note 24)	302	319	1,592	1,600
	554	759	2,300	2,748
Other financial liabilities
Derivative financial instruments (note 19)	525	94	881	307
Related parties - Loans (note 24)	744	980	940	956
Financial guarantees (note 12)	—	—	543	525
Participative stockholders' debentures	—	—	2,061	2,584
	1,269	1,074	4,425	4,372

Participative stockholders’ debentures

On April 1, 2020, the Company made available for withdrawal as remuneration the amount of US$104 (R$506 million).